Related Party Balances and Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Related Party Balances and Transactions (Details) [Line Items]
Amount payable	$ 429,720	$ 108,761
E-Home Group Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Receivable balances	2,600,000
Transferred amount	2,600,000
Lucky Max Global Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Receivable balances	500,000
Transferred amount	500,000
Mr. Xie [Member]
Related Party Balances and Transactions (Details) [Line Items]
Purchase of goods and services	298,113
Repaid amount	$ 22,846		$ 190,840